Business Combination with MAAC - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	May 31, 2021 $ / shares
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)				$ 0.01
Stock Issued During Period, Value, New Issues | $	[1]	$ 57,167	$ 301,744
Common Stock Warrants | shares		60,021
Roivant Common Shares [Member]
Business Combination with M A A C [Line Items]
Stockholders Equity Note Stock Split Exchange Ratio 1		2.9262
Roivant Common Shares [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Number of trading days to meet earn out price threshold		20 days
Trading day period for earn out shares		30 days
Earn-Out share price		$ 15
Roivant Common Shares [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Trading day period for earn out shares		30 days
Earn-Out share price		$ 20
MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares		10,000
MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares		5,000
MAAC Sponsor [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares		2,033,591
MAAC Sponsor [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares		1,016,796
MAAC Sponsor [Member] | Roivant Common Shares [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Portion of Share Subject to Earnout		20.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Portion of Share Subject to Earnout		20.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Ten Dollar [Member]
Business Combination with M A A C [Line Items]
Portion of Share Subject to Earnout		10.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period One [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time		25.00%
Lock Up Period of Common Shares		6 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Two [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time		25.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Two [Member] | Minimum [Member]
Business Combination with M A A C [Line Items]
Lock Up Period of Common Shares		12 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Two [Member] | Maximum [Member]
Business Combination with M A A C [Line Items]
Lock Up Period of Common Shares		6 years
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Three [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time		50.00%
Lock Up Period of Common Shares		36 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Four [Member]
Business Combination with M A A C [Line Items]
Percentage of warrants subject to lock-up for defined period of time		25.00%
Lock up period ,warrants		6 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Five [Member]
Business Combination with M A A C [Line Items]
Percentage of warrants subject to lock-up for defined period of time		25.00%
Lock up period ,warrants		12 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Six [Member]
Business Combination with M A A C [Line Items]
Percentage of warrants subject to lock-up for defined period of time		50.00%
Lock up period ,warrants		36 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Seven [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time		25.00%
Lock Up Period of Common Shares		6 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Eight [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time		25.00%
Lock Up Period of Common Shares		12 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Nine [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time		50.00%
Lock Up Period of Common Shares		36 months
Roivant Warrant [Member]
Business Combination with M A A C [Line Items]
Time To Warrant Exercisability		30 days
Warrants and Rights Outstanding, Term		5 years
Private Placement Warrants [Member]
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.5
Class of Warrant or Right, Outstanding | shares		10,214,365
Private Placement Warrants [Member] | Share Price Equal or Exceeds Eighteen Per Dollar [Member]
Business Combination with M A A C [Line Items]
Stock price trigger for redemption of warrant		$ 18
Public Warrants [Member]
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.5
Class of Warrant or Right, Outstanding | shares		20,535,896
Redemption of Roivant Warrants [Member] | Share Price Equal or Exceeds Eighteen Per Dollar [Member]
Business Combination with M A A C [Line Items]
Stock price trigger for redemption of warrant		$ 18
Number of trading days to meet warrant redemption threshold		20 days
Trading day period for warrant redemption		30 days
Class of warrants, redemption price per unit		$ 0.01
Class of warrants, redemption notice period		30 days
Redemption of Roivant Warrants [Member] | Share Price Equal or Exceeds Ten Dollar [Member]
Business Combination with M A A C [Line Items]
Stock price trigger for redemption of warrant		$ 10
Class of warrants, redemption price per unit		$ 0.1
Class of warrants, redemption notice period		30 days
Redemption of Roivant Warrants [Member] | Roivant Common Shares [Member]
Business Combination with M A A C [Line Items]
Period for fair market value determination		10 days
Maximum redemption feature per warrant		$ 0.361
Maac Class A Shares [Member] | Roivant Warrant [Member]
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)		11.5
Common Class A [Member] | Share Price Equal or Exceeds Eighteen Dollar [Member]
Business Combination with M A A C [Line Items]
Share Redemption Trigger Price		$ 18
Common Class A [Member] | Roivant Warrant [Member]
Business Combination with M A A C [Line Items]
Time To Warrant Exercisability		30 days
Montes Archimedes Acquisition Corp. [Member]
Business Combination with M A A C [Line Items]
Stockholders Equity Note Stock Split Exchange Ratio 1		2.9262
Allocation of transaction costs incurred to warrants and earn-out shares | $		$ 7,400
Montes Archimedes Acquisition Corp. [Member] | PIPE Financing [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares		22,000,000
Share Price		$ 10
Stock Issued During Period, Value, New Issues | $		$ 220,000
Cash received | $		213,400
Costs Incurred Related To Financing | $		$ 24,400
Montes Archimedes Acquisition Corp. [Member] | Maac Class B Shares [Member] | Roivant Common Shares [Member]
Business Combination with M A A C [Line Items]
Exchange Ratio Of MAAC Class B To Roivant Common Shares		0.75

[1]	Retroactively restated for the stock subdivision as described in Note 3.